Earnings Per Common Share, Dividends Declared Per Common Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Dividends declared per common share (in dollars per share)	$ 0.60	$ 1.22	$ 1.92